Prepayments for Lease of Land (Details) - Schedule of prepayments for lease of land - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayments for lease of land [Abstract]
Prepayments for lease of land	$ 434,045	$ 423,415
Less: accumulated amortization	(80,698)	(55,827)
Total	$ 353,347	$ 367,588